UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund Inc

Schedule of Investments

as of January 31, 2008 (Unaudited)

Moody’s Rating†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 97.7%
ASSET BACKED SECURITIES 4.6%
		ACE Securities Corp.,
		Ser. 2004-OP1, Class M1,
Aa2	$387	3.896%, 4/25/34(h)	$369,117
		Ser. 2006-HE2, Class A2D,
Aaa	362	3.646%, 5/25/36(h)	294,633
		Aegis Asset Backed Securities Trust,
		Ser. 2003-1, Class M1,
A3	583	4.951%, 5/25/33(h)	399,792
		American Express Credit Account Master Trust,
		Ser. 2004-C, Class C
Baa1	161(f)	4.736%, 2/15/12 (h)	160,331
		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Aaa	373	4.39%, 2/25/45(h)	365,914
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Baa2	175	6.301%, 10/25/31(h)	145,184
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
BB(e)	36	4.726%, 10/25/32(h)	24,896
		Ser. 2002-BC8, Class A3,
Aaa	881	4.376%, 11/25/32(h)	837,376
		Argent Securities, Inc.,
		Ser. 2003-W10, Class M2,
A2	906	5.026%, 1/25/34(h)	834,604
		BA Credit Card Trust,
		Ser. 2006-C5, Class C5,
Baa2	1,475	4.636%, 1/15/16(h)	1,241,620
		Bear Stearns Asset Backed Securities, Inc.,
		Ser. 2002-2 Class A2,
Aaa	391	3.976%, 10/25/32(h)	385,562
		Brazos Student Finance Corp.,
		Ser. 1998-A, Class A2,
Aaa	358	4.21%, 6/1/23	358,341
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ba3	92	6.751%, 3/25/33(h)	25,093
		Centex Home Equity,
		Ser. 2005-A, Class M4,
A1	600	4.176%, 1/25/35(h)	513,980
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.00%, 6/10/15	1,450,185
		College Loan Corp. Trust, Ser. 2006-1,
		Ser. A,I/O,
Aaa	3,500	10.00%, 7/25/08	162,422
		Countrywide Asset Backed Certs.,
		Ser. 2002-BC3, Class M2,

Baa3	486	5.101%, 5/25/32(h)	259,007
		Ser. 2004-12, Class MV3,
Aa3	650	4.036%, 3/25/35(h)	545,459
		CS First Boston Mtge. Securities Corp.,
		Ser. 2002-HE4, Class M2,
Baa3	50	5.626%, 8/25/32(h)	28,913
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	520	5.70%, 7/25/34	478,557
		First Franklin Mortgage Loan Asset Backed Certs.,
		Ser. 2005-FF6, Class M2,
Aa2	640	3.816%, 5/25/36(h)	584,113
		Ser. 2005-FFH1, Class M2,
Aa2	520	3.896%, 6/25/36(h)	468,242
		Ford Credit Auto Owner Trust,
		Ser. 2006-B, Class C,
Baa1	545	5.68%, 6/15/12	522,284
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Aa1	246	4.426%, 12/25/33(h)	234,758
		GSAMP Trust,
		Ser. 2006-HE3, Class A2D
Aaa	1,500	3.876%, 5/25/36(h)	1,351,792
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Aa2	919	4.076%, 12/25/33(h)	825,492
		HSI Asset Securitization Corp. Trust,
		Ser. 2006-HE2, Class 2A1,
Aaa	213	3.426%, 12/25/36(h)	205,077
		IXIS Real Estate Capital Trust, Home Equity Loan,
		Ser. 2006-HE1 Class A4,
Aaa	800	3.676%, 3/25/36(h)	723,352
		Ser. 2006-HE2, Class A4,
Aaa	750	3.636%, 8/25/36(h)	641,522
		Long Beach Mortgage Loan Trust,
		Ser. 2004-4, Class 1A1,
Aaa	14	3.656%, 10/25/34(h)	12,202
		MBNA Master Credit Card Trust USA,
		Ser. 1999-J, Class C,
BBB(e)	1,400(f)	7.85%, 2/15/12	1,452,268
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Aa2	542	4.176%, 5/25/33(h)	490,880
		New Century Home Equity Loan Trust,
		Ser. 2004-4, Class M1
Aa1	1,600	3.886%, 2/25/35(h)	1,460,433
		Residential Asset Mortgage. Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	550(g)	4.176%, 12/25/34(h)	462,419
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
A1	257	5.101%, 8/25/32(h)	217,379
		Ser. 2002-3, Class M1,
Aaa	371	4.126%, 12/25/32(h)	359,922
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,

Aa2	900	3.776%, 11/25/35(h)	609,639
		Small Business Administration Corp.,
		Ser. 2000-P10B, Class 1,
NR	36	7.449%, 8/1/10	36,980
		Ser. 2001-P10B, Class 1,
NR	717	6.344%, 8/1/11	743,673
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
NR	560	6.29%, 1/1/21	592,477
		Ser. 2003-201, Class 1,
NR	214	5.13%, 9/1/23	220,869
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	4.026%, 8/25/33(h)	623,729
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
BBB(e)	346(g)	5.376%, 7/25/32(h)	135,337

		Total asset backed securities	21,855,825

COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
		Banc of America Funding Corp.,
		Ser 2005-D, Class A1,
AAA(e)	496	4.112%, 5/25/35(h)	484,916
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	49	6.50%, 10/25/31	49,502
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser.2002-11, Class 1A1,
Aaa	168	5.608%, 2/25/33(h)	167,201
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Aaa	725	5.368%, 5/25/35(h)	714,489
		Ser. 2005-4, Class 23A2
Aaa	242	5.368%, 5/25/35(h)	229,922
		Countrywide Home Loan Trust, Pass-Thru Trust,
		Ser. 2004-18CB, Class 3A-1,
Aaa	587	5.25%, 9/25/19	577,200
		Countrywide Home Loans,
		Ser. 2005-HYB9, Class 3A2A,
Aaa	221	5.25%, 2/20/36(h)	219,100
		Fannie Mae,
		Ser. 2000-32, Class FM,
NR	9	4.439%, 10/18/30(h)	8,567
		Ser. 2001-29, Class Z,
NR	423	6.50%, 7/25/31	441,279
		FHLMC Structured Pass-Through Securities,
		Ser. T-61, Class 1A1,
NR	704	6.188%, 7/25/44(h)	709,878
		Ser. T-63, Class 1A1,
NR	69	5.988%, 2/25/45(h)	69,509
		Freddie Mac,
		Ser. 1628, Class LZ,
NR	244	6.50%, 12/15/23	258,461
		Ser. 1935, Class JZ,
NR	597	7.00%, 2/15/27	638,881
		Ser. 2241, Class PH,

NR	326	7.50%, 7/15/30	330,893
		Government National Mortgage Association,
		Ser. 2000-26, Class DF
NR	4	4.359%, 9/20/30(h)	4,033
		Ser. 2000-30, Class FB,
NR	5	4.531%, 10/16/30(h)	4,730
		Indymac ARM Trust,
		Ser. 2001-H2, Class A1,
Aaa	4	6.452%, 1/25/32(h)	4,294
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A-1,
Aaa	487	5.00%, 4/25/19	490,096
		Master Asset Securitization Trust,
		Ser. 2003-7, Class 1A2,
AAA(e)	524	5.50%, 9/25/33	522,533
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(e)	203	3.776%, 2/25/34(h)	197,366
		Ser. 2004-CL1, Class 2A2,
AAA(e)	51	3.776%, 2/25/19(h)	50,921
		Regal Trust IV,
		Ser. 1999-1, Class A,
AAA(e)	858(f)(g)	5.67%, 9/29/31(h)	841,116
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
Aaa	105	6.50%, 3/25/32	106,702
		Structured Asset Securities Corp.,
		Ser. 2002-1A, Class 4A,
Aaa	25	6.039%, 2/25/32(h)	25,068
		Ser, 2002-14A, Class 2A1,
Aaa	13	7.094%, 7/25/32(h)	12,629
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A-3,
Aaa	909	4.17%, 2/25/34(h)	926,959
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Aaa	119	4.264%, 9/19/32(h)	115,275
		Thornburg Mortgage Securities Trust,
		Ser. 2006-6, Class A1
Aaa	378	3.486%, 11/25/46(h)	364,422
		WAMU Mortgage Pass-Through Certs.,
		Ser. 2003-R1, Class A1,
Aaa	1,018	3.916%, 12/25/27(h)	973,111
		Ser.2005-AR13, Class A1A1,
Aaa	151	3.666%, 10/25/45(h)	141,425
		Washington Mutual MSC Mortgage Pass-Thru Certs.,
		Ser. 2003-AR1, Class 2A,
Aaa	13	6.786%, 2/25/33(h)	13,030
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
AAA(e)	795	4.95%, 3/25/36(h)	794,065

		Total collateralized mortgage obligations	10,487,573

COMMERCIAL MORTGAGE BACKED SECURITIES 8.5%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2005-1, Class ASB,

AAA(e)	1,448	5.002%, 11/10/42(h)	1,443,628
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E,
Baa1	650(f)	6.47%, 11/15/33(h)	629,522
		Ser. 2005-T18, Class AAB,
Aaa	600	4.823%, 2/13/42(h)	583,115
		Ser. 2005-T20, Class AAB,
Aaa	800	5.286%, 10/12/42(h)	792,401
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,261,655
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F,
A-(e)	4,300(f)	5.44%, 9/15/30(h)	4,191,953
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C5, Class A3,
Aaa	390	5.311%, 12/15/39	381,431
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	3,300	4.111%, 7/5/35	3,138,019
		Ser. 2005-GG5, Class A5,
Aaa	3,875	5.224%, 4/10/37(h)	3,903,951
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(e)	715	5.587%, 4/10/38(h)	711,385
		J.P. Morgan Chase Commercial Mortgage Securities,
		Ser. 2003-CB6, Class A2,
Aaa	1,500	5.255%, 7/12/37(h)	1,504,132
		Ser. 2003-ML1A, Class A2,
Aaa	1,740	4.767%, 3/12/39	1,703,757
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.472%, 1/12/43(h)	1,914,285
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(h)	856,824
		Ser. 2005-LDP2, Class ASB,
Aaa	1,800	4.659%, 7/15/42	1,748,309
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 7/15/35	616,019
		Ser. 2003-C8, Class A3,
Aaa	1,295	4.83%, 11/15/27	1,286,935
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(h)	1,074,801
		Ser. 2006-C4, Class A4,
Aaa	1,700	6.081%, 6/15/38(h)	1,744,335
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 8/12/39	1,469,171
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	385	6.105%, 6/12/46(h)	395,212
		Ser. 2007-5, Class A4,
Aaa	2,600	5.378%, 8/12/48	2,548,865
		Morgan Stanley Capital I,
		Ser. 2005-IQ9, Class A4,
AAA(e)	1,410	4.66%, 7/15/56	1,341,823
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C3, Class A2,

AAA(e)	3,930	4.867%, 2/15/35	3,870,279
		Ser. 2003-C9, Class A3,
AAA(e)	1,245	4.608%, 12/15/35	1,231,268

		Total commercial mortgage backed securities	40,343,075

CORPORATE BONDS 36.9%
Aerospace & Defense 0.2%
		Hawker Beechcraft, Inc., Bank Loans,
Ba3	735(g)	6.83%, 3/26/14	672,015
Ba3	63(g)	6.83%, 3/26/14	57,292

			729,307

Airlines 1.0%
		American Airline, Inc.,
		Pass-Thru Certs., Ser. 01-1,
Ba1	1,150	6.817%, 5/23/11	1,096,295
		Continental Airlines, Inc., Pass-Thru Certs.,
		Ser. 00-2,
Baa2	1,800	7.487%, 10/2/10	1,800,000
		Ser. 01-1,
Baa2	6	6.703%, 6/15/21	6,152
Ba1	488	7.373%, 12/15/15	463,609
		Ser. A,
Baa1	500	5.983%, 4/19/22	456,733
		Delta Air Lines, Inc., Collateralized,
Baa1	700(f)	6.821%, 8/10/22	656,551
		United Airlines, Inc.
Baa2	438	6.636%, 7/2/22	415,879
		United Airlines, Inc., Pass-Thru Certs.,
		Ser. A-4
NR	123	9.21%, 1/21/17	61,629

			4,956,848

Automotive 0.6%
		Ford Motor Co., Bank Loan,
Ba3	990(g)	8.00%, 12/15/13	864,000
		Ford Motor Credit Co., Notes,
B1	800	6.625%, 6/16/08	798,514
B1	200	7.875%, 6/15/10	188,276
		Oshkosh Truck Corp., Bank Loan,
Ba3	988(g)	6.90%, 12/6/13	911,192

			2,761,982

Banking 3.2%
		Alfa MTN Markets Ltd for ABH Financial Ltd. (Cypress), Notes,
Ba1	775(f)	8.20%, 6/25/12	736,250
		Banco BMG SA (Brazil), Sr. Unsec.’d. Notes,
Ba1	1,775(f)	8.75%, 7/1/10	1,810,499
		Bank of America Corp.
Aa3	1,500	8.00%, 12/30/49(h)	1,558,125
		Chuo Mitsui Trust & Banking Co. Ltd, (Japan), Sub. Notes,
A2	650(f)	5.506%, 12/29/49 (h)	601,507
		Depfa ACS Bank (Ireland),

Aaa	1,395(f)	5.125%, 3/16/37	1,362,541
		Dnb Norbank Asa (Norway), Notes,
Aa1	600	5.072%, 2/25/08(h)	599,969
		Dresdner Kleinwort Wasserstein (Germany), Notes,
Ba2	400	7.75%, 9/23/09	404,760
		HBOS PLC (United Kingdom), Sub. Notes,
A1	100(f)	5.92%, 9/29/49(h)	86,538
		HSBC Holdings PLC
Aa3	710	6.50%, 9/15/37	695,326
		HSBC Holdings PLC (United Kingdom), Unsec’d. Notes,
Aa3	100	6.50%, 5/2/36	98,337
		HSBK Europe BV (Netherlands), Gtd. Notes,
Baa3	985(f)	7.25%, 5/3/17	856,950
		ICICI Bank Ltd. (India), Bonds,
Baa2	900(b)(f)	7.25%, 8/24/49(h)	796,910
		ICICI Bank, Ltd. (Singapore), Notes,
Baa2	600(f)	5.75%, 11/16/10	592,730
		Kazkommerts International BV (Netherlands), Gtd. Notes,
Ba1	650(f)	7.875%, 4/7/14	568,750
Baa1	360(f)	8.00%, 11/3/15	304,056
		Krung Thai Bank PCL (Thailand), Sub. Notes,
Baa3	700	7.378%, 12/31/49(h)	650,133
		Northern Rock PLC (United Kingdom), Sub Notes,
B3	400(b)(f)(g)	6.594%, 12/31/49(h)	240,000
		Resona Preferred Global Securities Ltd. (Cayman Islands), Notes,
A2	900(f)	5.85%, 9/29/49 (h)	831,730
		Russian Standard Finance SA for Russian Standard Bank (Luxembourg),
Ba2	800(f)	7.50%, 10/7/10	740,000
		Sumitomo Mitsui Banking Corp. (Japan), Notes,
Aa3	1,600(f)	5.625%, 7/29/49(h)	1,512,939

			15,048,050

Brokerage 1.3%
		Bear Stearns
A2	600	7.25%, 2/1/18	599,978
		Goldman Sachs Group, Inc.,
		Sub. Notes,
A1	760	6.45%, 5/1/36	726,700
A1	930	6.75%, 10/1/37	912,377
		Lehman Brothers Holdings, Inc., Sub. Notes,
A2	520	6.50%, 7/19/17	531,441
		Merrill Lynch & Co, Inc., Sub Notes,
A2	1,500	6.11%, 1/29/37	1,302,132
		Morgan Stanley, Notes, MTN,
Aa3	2,060	5.45%, 1/9/17	2,040,511

			6,113,139

Building Materials & Construction 0.4%
		American Standard, Inc., Gtd. Notes,
Baa3	855	7.625%, 2/15/10	911,340
		Centex Corp., Sr. Unsec’d, Notes,
Ba1	140(b)	6.50%, 5/1/16	124,600
		RPM International, Inc., Sr. Notes,
Baa3	900	4.45%, 10/15/09	905,196
		Ryland Group, Inc., Sr. Notes,

Ba1	170	5.375%, 6/1/08	169,667

			2,110,803

Cable 0.7%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	475	9.455%, 11/15/22	599,796
		Insight Midwest Holding LLC, Bank Loan,
Ba3	844(g)	5.73%, 10/6/13	770,292
		Time Warner Cable, Inc., Sr. Unsec’d. Notes,
Baa2	1,365	5.40%, 7/2/12	1,385,918
Baa2	510	5.85%, 5/1/17	510,451

			3,266,457

Capital Goods 0.9%
		Erac USA Finance Co., Notes,
Baa1	270(f)	6.20%, 11/1/16	268,294
		FedEx Corp., Gtd. Notes,
Baa2	625	7.25%, 2/15/11	677,549
		Rockwell Automation, Inc., Debs.,
A2	1,500	5.20%, 1/15/98	1,229,268
		Sensata Technologies, Bank Loan,
Ba3	992(g)	5.0563%, 4/27/13	885,047
		United Technologies Corp., Sr. Notes,
A2	945	6.05%, 6/1/36	981,608

			4,041,766

Chemicals 1.1%
		Huntsman International LLC, Gtd. Notes,
Ba1	550	11.625%, 10/15/10	577,500
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	540	4.375%, 12/1/08	543,077
		Lubrizol Corp.,
		Notes,
Baa3	200	5.875%, 12/1/08	203,105
		Sr. Notes,
Baa3	1,100	4.625%, 10/1/09	1,112,495
		Potash Corp. of Saskatchewan (Canada), Notes,
Baa1	2,200	5.875%, 12/1/36	2,070,088
		Union Carbide Corp., Debs.,
Ba2	850	7.50%, 6/1/25	813,291

			5,319,556

Consumer 0.3%
		Huish Detergents, Inc., Bank Loan,
B1	995(g)	6.83%, 4/26/14	790,315
		Realogy Corp., Notes, PIK,
Caa1	1,000(b)(f)	11.00%, 4/15/14	665,000
		Western Union Co. (The), Gtd. Notes,
A3	120	5.93%, 10/1/16	121,936

			1,577,251

Electric 3.0%
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mortgage Bonds,
Baa2	750	5.70%, 3/15/13	779,990
		Consumers Energy Co., First Mortgage Bonds, Ser. B,
Baa1	250	5.375%, 4/15/13	253,572
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.00%, 5/15/35	702,115
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	185	8.35%, 8/1/13	213,117
		Energy East Corp., Notes,
Baa2	515	6.75%, 6/15/12 - 9/15/33	557,040
		Enersis SA (Chile), Notes,
Baa3	1,000(b)	7.375%, 1/15/14	1,063,952
		Exelon Corp., Notes,
Baa1	125	4.90%, 6/15/15	120,238
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	750	6.20%, 10/1/17	761,568
		Georgia Power Co., Unsub. Notes,
A2	560	5.70%, 6/1/17	583,120
		Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes,
A1	400(f)	4.875%, 4/21/11	413,755
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.45%, 9/15/20	326,883
		Northern State Power Co., First Mtge. Bonds, Ser. B,
A2	400	8.00%, 8/28/12	460,635
		NRG Energy, Inc., Bank Loans,
Ba1	498(g)	6.48%, 2/1/13	455,890
Ba1	1,078(g)	6.58%, 2/1/13	987,424
		Orion Power Holdings, Inc., Sr. Notes,
B2	503	12.00%, 5/1/10	547,013
		Reliant Energy, Inc., Bank Loan,
B2	2,000(g)	4.5113%, 6/30/14	1,809,999
		Sierra Pacific Power Co.,
Baa3	975	6.75%, 7/1/37	1,001,248
		Texas Competitive Holdings, Bank Loan,
Ba3	998(g)	8.39625%, 10/10/14	915,433
		Texas Competitive Electric Holdings Co. LLC, Bank Loan,
B3	1,000(f)	10.25%, 11/1/15	982,500
		Virginia Electric and Power Co., Sr. Unsec’d. Notes,
Baa1	750	6.00%, 5/15/37	742,567
		Xcel Energy, Inc., Sr. Notes,
Baa1	775	3.40%, 7/1/08	771,816

			14,449,875

Emerging Market Bonds 0.1%
		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 1A, Class A,
Baa3	631(f)	6.591%, 3/15/11(h)	605,280

Energy - Integrated 0.5%
		Suncor Energy, Inc. (Canada), Notes,
A3	800	6.50%, 6/15/38	815,766
		TNK-BP Finance SA (Luxembourg), Gtd. Notes,
Baa2	1,500(f)	6.625%, 3/20/17	1,368,750

			2,184,516

Energy - Other 1.2%
		Encana Corp.
Baa2	940	5.90%, 12/1/17	969,163
		GS Caltex Corp. (South Korea), Bonds,
Baa1	775(f)	7.75%, 7/25/11	830,505
		Newfield Exploration Co., Sr. Sub. Notes,
Ba3	250	6.625%, 4/15/16	245,000
		Nexen, Inc. (Canada), Unsec’d. Notes,
Baa2	835	6.40%, 5/15/37	807,916
		Occidental Petroleum Corp., Notes, MTN,
A3	900	4.25%, 3/15/10	915,298
		Pioneer Natural Resources Co., Bonds,
Ba1	700	6.875%, 5/1/18	674,507
		Transocean, Inc.
Baa2	500	6.80%, 3/15/38	520,210
		Weatherford International, Inc.
Baa1	360	6.35%, 6/15/17	378,897
		Western Oil Sand, Inc. (Canada), Sec’d. Notes,
Baa1	470	8.375%, 5/1/12	533,507

			5,875,003

Foods 1.4%
		Delhaize Group (Belgium), Sr. Unsub. Notes,
Baa3	310	6.50%, 6/15/17	316,809
		HJ Heinz Co., Notes,
Baa2	1,100(f)	6.428%, 12/1/08	1,130,525
		Kraft Foods, Inc.,
Baa2	1,155	6.125%, 2/1/18	1,172,382
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	120	5.625%, 11/1/11	124,377
		National Beef Packing Co. LLC, Sr. Unsec’d. Notes,
Caa1	700	10.50%, 8/1/11	644,000
		Tyson Foods, Inc., Sr. Unsec’d. Notes,
Ba1	2,425	6.85%, 4/1/16	2,426,796
Ba2	400	8.25%, 10/1/11	419,529
		Yum! Brands, Inc., Sr. Notes,
Baa2	420	8.875%, 4/15/11	467,613

			6,702,031

Gaming 0.4%
		Las Vegas Sands LLC, Bank Loans,
Ba3	995(g)	6.58%, 5/23/14	879,124
Ba3	250(g)	0.75%, 5/23/14	220,886
		Mandalay Resort Group, Sr. Sub. Notes,
B1	4	9.375%, 2/15/10	4,125
		MGM Mirage, Inc., Gtd. Notes,
Ba2	750	6.875%, 4/1/16	693,750

			1,797,885

Health Care & Pharmaceutical 3.4%
		Abbott Laboratories
A1	500	5.60%, 11/30/17	521,807
		Accellent, Inc., Gtd. Notes,
Caa3	410	10.50%, 12/1/13	323,900
		Alliance Imaging, Inc., Sr. Sub. Notes,

B3	400	7.25%, 12/15/12	381,000
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	2,600(a)	5.875%, 9/15/15	2,574,555
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa2	105(f)	6.30%, 10/15/16	111,179
		Columbia/HCA Healthcare Corp., MTN
Caa1	1,200	8.70%, 2/10/10	1,204,153
		Community Health Systems, Inc.,
		Bank Loans,
Ba3	1,199(g)	7.331%, 7/25/14	1,103,272
Ba3	60(g)	7.493%, 7/25/14	55,487
		Sr. Notes,
B3	800	8.875%, 7/15/15	805,000
		HCA, Inc., Bank Loan,
Ba3	495(g)	7.08%, 11/17/13	456,367
		Sec’d. Notes, PIK,
B2	500(b)	9.625%, 11/15/16	526,250
		Health Management Associates, Bank Loan,
Ba2	591(g)	6.56%, 2/28/14	517,874
		Hospira, Inc., Sr. Notes,
Baa3	1,400	5.55%, 3/30/12	1,457,179
		Inverness Medical Innovations, Bank Loan,
B1	1,194(g)	6.8425%, 6/26/14	1,098,480
		PTS Acquisition Corp., Bank Loan,
Ba3	1,692(g)	7.08%, 4/10/14	1,492,749
		Schering-Plough Corp., Sr. Unsec’d. Notes,
Baa1	1,185	5.55%, 12/1/13	1,248,834
		Sun Healthcare Group, Bank Loans,
Ba2	124(g)	6.035%, 4/12/14	115,759
Ba2	851(g)	6.166%, 4/12/14	793,352
Ba2	193(g)	6.83%, 4/12/14	180,069
		Wyeth, Unsub. Notes,
A3	655	5.45%, 4/1/17	665,329
A3	185	6.45%, 2/1/24	194,848

			15,827,443

Health Care Insurance 1.5%
		Aetna, Inc.
A3	725	6.75%, 12/15/37	729,896
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17	947,021
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15	2,133,720
		Health Net, Inc., Bonds,
Ba2	585	6.375%, 6/1/17	596,830
		United Healthcare Group, Inc., Bonds,
Baa1	1,640(f)	6.00%, 6/15/17	1,664,480
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	1,140(b)	5.875%, 6/15/17	1,160,015

			7,231,962

Insurance 1.1%
		Ace INA Holdings, Inc., Gtd. Notes,
A3	300	5.70%, 2/15/17	300,989
		Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes,

Baa1	500	7.50%, 8/1/16	523,597
		American International Group, Inc.,
		Notes,
Aa2	625(a)	4.25%, 5/15/13	607,555
		Sr. Notes,
Aa2	200	5.05%, 10/1/15	197,454
		Axis Capital Holdings Ltd., Notes,
Baa1	2,350	5.75%, 12/1/14	2,364,785
		Travelers Cos. Inc. (The), Sr. Unsec.’d Notes,
A3	820	6.25%, 6/15/37	801,602
		XL Capital Ltd. (Cayman Islands),
		Sr. Notes,
Baa1	25	5.25%, 9/15/14	22,409
		Notes,
Baa3	260(b)	6.50%, 12/31/49(h)	205,348

			5,023,739

Lodging 0.3%
		Felcor Lodging LP, Notes,
Ba3	500	6.788%, 12/1/11(h)	475,000
		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba1	440	8.00%, 5/15/10	453,632
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Baa3	380	6.25%, 2/15/13	388,070

			1,316,702

Media & Entertainment 1.6%
		Clear Channel Communications, Inc., Gtd. Notes,
Baa3	1,055	8.00%, 11/1/08	1,065,549
		Dex Media West LLC, Gtd. Notes, Ser. B,
B1	680	9.875%, 8/15/13	693,600
		Idearc, Inc., Bank Loans,
Ba2	250(g)	6.33%, 11/17/13	229,375
Ba2	992(g)	6.83%, 11/17/14	902,261
		News America, Inc., Gtd. Notes
Baa2	550	7.625%, 11/30/28	599,002
		RH Donnelley Corp., Bank Loan,
Ba1	1,098(g)	6.403%, 6/30/11	1,039,224
		RH Donnelley Corp., Sr. Notes,
B3	800(b)(f)	8.875%, 10/15/17	678,000
		Univision Communications Inc., Bank Loans,
Ba3	1,256(g)	5.495%, 9/29/14	1,030,228
Ba3	44(g)	1.00%, 9/29/14	35,772
		Viacom, Inc.,
		Sr. Notes,
Baa3	700	5.75%, 4/30/11	717,400
Baa3	425	6.875%, 4/30/36	415,269
		Sr. Unsec’d. Notes,
Baa3	265	6.75%, 10/5/37	258,280

			7,663,960

Metals 0.7%
		Peabody Energy Corp., Gtd. Notes,

Ba1		200(b)	7.375%, 11/1/16	204,500
			Russel Metals, Inc. (Canada), Gtd. Notes,
Ba2		295	6.375%, 3/1/14	262,550
			Ryerson, Inc., Sec’d. Notes, (Original cost $1,500,000; purchased 10/3/07)
B2		1,500(f)(i)	12.00%, 11/1/15	1,410,000
			US Steel Corp.
Baa3		700	7.00%, 2/1/18	692,842
			Xstrata Finance Canada Ltd. (Canada), Gtd. Notes,
Baa2		900(f)	5.50%, 11/16/11	932,241

				3,502,133

Non Captive Finance 3.3%
			Bosphorus Financial Service Ltd. (Cayman Islands), Sec. Notes,
Baa2		995(f)	6.669%, 2/15/12(h)	993,110
			Calabash Re Ltd. (Cayman Islands), Notes,
BB(e)		600(f)(g)	13.391%, 1/8/10(h)	612,840
			Capital One Financial Corp., Sub. Notes
Baa1		150(b)	6.15%, 9/1/16	131,846
			CIT Group, Inc., Sr. Notes,
A2		2,480	5.65%, 2/13/17	2,056,145
			Countrywide Financial Corp., Gtd. Notes, MTN,
Baa3		815(b)	5.80%, 6/7/12	725,192
			GE Capital Australia Funding Pty. Ltd. (Australia), Gtd. Notes, MTN,
Aaa	AUD	1,090	6.00%, 4/15/15	869,004
			General Electric Capital Corp., Sr. Unsec’d. Notes,
Aaa		700	3.274%, 10/26/09, MTN(h)	697,689
Aaa		2,300	4.706%, 10/6/10(h)	2,280,824
Aaa		975	5.875%, 1/14/38	952,805
			GMAC LLC, Sr. Unsub. Notes,
B1		100	6.00%, 12/15/11	84,323
			HSBC Finance Capital Trust IX, Gtd. Notes,
A1		900	5.911%, 11/30/35(h)	837,233
			Nelnet Inc., Notes,
Baa3		1,750	7.40%, 9/29/36(h)	1,542,725
			Phoenix Quake Ltd. (Cayman Islands), Notes,
Baa3		300(f)	7.153%, 7/3/08(h)	300,240
			Phoenix Quake Wind Ltd. (Cayman Islands), Notes,
Baa3		400(f)	7.153%, 7/3/08(h)	399,880
			Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes,
Aaa		1,079(f)(g)	5.578%, 7/3/33	1,061,232
			Residential Capital Corp., Sr. Notes,
B2	AUD	430(b)	8.00%, 4/17/13	266,600
			Sr. Unsec’d Notes,
B2	GBP	1,000	9.375%, 7/1/14, MTN	1,113,586
B2		1,000(b)	7.875%, 6/30/10	650,000

				15,575,274

Non-Corporate Foreign Agency 1.1%
			China Development Bank (China), Notes,
A1		100	5.00%, 10/15/15	100,145
			Credit Suisse First Boston International for CJSC The EXIM of Ukraine
			(United Kingdom) , Bonds,
Ba2		400	6.80%, 10/4/12	385,760
			Export- Import Bank of China, (China), Notes,
A1		100(f)	4.875%, 7/21/15	99,559

		Gazprom International SA (Luxembourg), Gtd. Notes,
BBB+(e)	544(f)	7.201%, 2/1/20	559,505
		Gazprom OAO (Russia), Sec’d. Notes,
A3	420	10.50%, 10/21/09	456,120
		National Power Corp. (Philippines), Gtd. Notes,
BB-(e)	1,390(f)	7.3425%, 8/23/11(h)	1,478,612
		Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	100	6.625%, 6/15/35	102,700
Baa1	220	9.125%, 10/13/10	246,070
		Petroleum Export Ltd. (Cayman Islands), Sr. Notes,
Baa1	75(f)	5.265%, 6/15/11	75,091
		Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A1	1,530(f)	7.00%, 5/22/12	1,694,996
		Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds, (Original cost $250,000; purchased 8/4/05)
Aa2	250(f)(i)	5.298%, 9/30/20	243,628

			5,442,186

Paper 0.6%
		Catalyst Paper Corp. (Canada), Gtd. Notes,
B2	525	8.625%, 6/15/11	443,625
		Domtar Corp., Bank Loan,
Ba1	643(g)	5.3644%, 3/5/14	603,918
		Graphic Packaging International Corp., Gtd. Notes,
B2	780	8.50%, 8/15/11	756,600
		International Paper Co., Notes,
Baa3	725	4.00%, 4/1/10	731,386
		Norampac, Inc. (Canada), Sr. Notes,
Ba3	485	6.75%, 6/1/13	448,625

			2,984,154

Pipelines & Other 1.0%
		Atmos Energy Corp., Notes,
Baa3	1,290	4.00%, 10/15/09	1,289,583
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa3	240	6.125%, 11/1/17	246,867
		El Paso Corp., Sr. Notes, MTN,
Ba3	700(g)	7.75%, 1/15/32	696,030
		Kinder Morgan, Inc., Bank Loan,
Ba2	1,254	4.78%, 5/30/14	1,238,002
		Oneok, Inc., Sr. Unsec’d. Notes,
Baa2	1,500	5.51%, 2/16/08	1,499,686

			4,970,168

Railroads 0.5%
		Burlington Northern Santa Fe Corp., Unsec’d. Notes,
Baa1	850	6.15%, 5/1/37	819,783
		CSX Corp., Sr. Notes,
Baa3	800	5.75%, 3/15/13	823,794
		Union Pacific Corp., Sr. Unsec’d. Notes,
Baa2	585	5.45%, 1/31/13	603,762

			2,247,339

REITS 0.4%
		Equity One, Inc., Gtd., Notes,

Baa3	500	3.875%, 4/15/09	489,026
		Post Apartment Homes LP, Sr. Notes,
Baa3	665	5.45%, 6/1/12	681,555
		Realty Income Corp., Sr. Unsec’d. Notes,
Baa1	600	6.75%, 8/15/19	595,727

			1,766,308

Retailers 1.1%
		Couche-Tard Finance Corp., Sr. Sub. Notes,
Ba2	1,510	7.50%, 12/15/13	1,500,563
		CVS Caremark Corp., Sr. Unsec’d Notes,
Baa2	1,310	6.25%, 6/1/27	1,305,492
		Neiman-Marcus Group, Inc., Gtd. Notes, PIK,
B2	1,000	9.00%, 10/15/15	1,000,000
		Target Corp.
A2	725(b)	7.00%, 1/15/38	757,745
		Target Corp., Bonds,
A2	300	6.50%, 10/15/37	294,539
		Wal Mart Stores, Inc.
AA2	450	6.50%, 8/15/37	471,950

			5,330,289

Technology 1.3%
		Certegy, Inc., Notes,
Ba1	650	4.75%, 9/15/08	640,250
		First Data Corp., Bank Loans,
Ba3	399(g)	7.63%, 9/24/14	360,007
Ba3	599(g)	7.63%, 9/24/14	538,922
		First Data Corp., Gtd. Notes,
B3	950(b)(f)	9.875%, 9/24/15	840,749
		Fiserv, Inc.
Baa2	500	6.125%, 11/20/12	520,207
		Flextronics International Ltd., Bank Loan,
Ba1	1,085(g)	7.394%, 10/1/14	1,050,881
Ba1	312(g)	7.455%, 10/1/14	301,978
		Freescale Semiconductor, Inc., Gtd. Notes,
B2	700	9.125%, 12/15/14	530,250
B3	500(b)	10.125%, 12/15/16	356,250
		Jabil Circuit, Inc., Sr. Notes,
Ba1	400	5.875%, 7/15/10	406,384
		Motorola, Inc., Sr. Unsec’d. Notes
Baa1	31	8.00%, 11/1/11	33,305
		Sungard Data Systems, Inc., Bank Loan,
Ba3	597(g)	6.898%, 2/28/14	552,025

			6,131,208

Telecommunications 2.2%
		Alltel Communications, Inc., Bank Loan,
Ba3	549(g)	6.77%, 5/15/15	498,487
		AT&T Corp., Sr. Notes,
A2	600	8.00%, 11/15/31	722,065
		Cingular Wireless Services, Inc., Notes,
A2	505	8.125%, 5/1/12	574,106

			Cingular Wireless Services, Inc., Sr. Notes,
A3		1,325	8.75%, 3/1/31	1,663,364
			Embarq Corp., Sr. Unsec’d Notes,
Baa3		3,100	7.082%, 6/1/16	3,137,580
			Quest Capital Funding, Inc., Gtd. Notes,
B1		400	7.25%, 2/15/11	393,000
			Qwest Corp., Sr. Notes
Ba1		250	7.875%, 9/1/11	257,813
Ba1		500	7.625%, 6/15/15	503,750
			Sprint Nextel Corp., Unsec’d. Notes,
Baa3		440	6.00%, 12/1/16	390,460
			Telecom Italia Capital SA(Luxembourg), Gtd. Notes,
Baa2		540	4.875%, 10/1/10	546,778
			TELUS Corp. (Canada), Notes,
Baa1		500	8.00%, 6/1/11	550,688
			Triton PCS, Inc., Gtd. Notes
Caa2		1,300	8.50%, 6/1/13	1,339,000
			Verizon Communications, Inc., Sr. Notes,
A3		30	5.85%, 9/15/35	28,610

				10,605,701

Tobacco 0.5%
			Altria Group, Inc., Notes,
Baa1		325	7.65%, 7/1/08	330,001
			Reynolds American, Inc., Gtd. Notes,
Ba1		1,200	6.50%, 7/15/10	1,244,047
Ba1		650	6.75%, 6/15/17	671,031

				2,245,079

			Total corporate bonds	175,403,394

FOREIGN GOVERNMENT OBLIGATIONS 4.6%
			Brazilian Government International Bonds,
Ba1		1,500	9.25%, 10/22/10	1,689,750
Ba1	BRL	1,250(b)	12.50%, 1/5/16	764,639
			Buoni Poliennali Del Tesoro (Italy), Bonds,
Aa2	EUR	890	4.00%, 2/1/37	1,155,030
			Deutsche Bundesrepublik,
Aaa	EUR	1,285	4.00%, 1/4/37	1,773,034
			Federal Republic of Argentina,
B3		540	3.00%, 4/30/13(h)	346,680
B3		1,188	3.092%, 8/3/12(h)	1,009,731
			Hungary Government Bond,
A2	HUF	226,630	8.00%, 2/12/15	1,348,688
			Jamaican Government Bond
B1	EUR	255	11.00%, 7/27/12	424,602
			Mexican Bonos,
Baa1	MXN	29,500	8.00%, 12/24/08	2,735,462
			Mexico Government International Bond,
Baa1		780	5.0769%, 1/13/09(h)	781,560
Baa1		1,000	8.00%, 9/24/22	1,234,000
			Panama Government International Bond,
Ba1		310	9.375%, 7/23/12	363,010
			Peru Enhanced Pass-Thru Finance Ltd.,
Ba2		490(f)	Zero, 5/31/18	335,650

			Poland Government Bond, Ser. 1015,
A2	PLN	10,820	6.25%, 10/24/15	4,613,518
			Russian Government International Bond,
Baa2		717(f)	8.25%, 3/31/10	749,845
			Sweden Government Bond
Aaa	SEK	3,010	6.50%, 5/5/08	475,730
			Turkey Government International Bond,
Ba3		475	9.875%, 3/19/08	475,467
			United Mexican States (Mexico), Notes,
Baa1		582	7.50%, 1/14/12	649,803
			Uruguay Government International Bond,
B1		160	7.25%, 2/15/11	168,000
			Venezuela Government International Bond,
B2		625	10.75%, 9/19/13	687,500

			Total foreign government obligations	21,781,699

MORTGAGE BACKED SECURITIES 37.6%
			Federal Home Loan Mortgage Corp.
		1,078	4.50%, 2/1/19 - 7/1/19	1,077,964
		4,394	5.00%, 11/1/18 - 5/1/34	4,432,097
		991	5.228%, 12/1/35(h)	1,012,755
		2,276	5.50%, 10/1/33 - 7/1/34	2,316,622
		11,000	5.50%, TBA 30 YR	11,116,875
		4,478	6.00%, 2/1/16 - 12/1/36	4,602,924
		7,000	6.00%, TBA 30 YR	7,161,875
		809	6.50%, 3/1/16 - 11/1/33	843,995
		382	7.00%, 9/1/32	405,816
		6	7.364%, 7/1/30(h)	6,069
		43	8.50%, 8/1/24 - 12/1/25	47,928
			Federal National Mortgage Association
		3,186	4.00%, 5/1/19 - 3/1/20	3,137,919
		10,507	4.50%, 6/1/18 - 9/1/35	10,379,984
		2,500	4.50%, TBA 15 YR	2,501,563
		10,341	5.00%, 9/1/17 - 8/1/35	10,500,703
		101	5.479%, 5/1/36(h)	101,579
		45	5.483%, 1/1/28(h)	45,309
		45,893	5.50%, 3/1/16 - 10/1/35	46,621,196
		1,500	5.50%, TBA 15 YR	1,536,093
		18,500	5.50%, TBA 30 YR	18,713,898
		1,000	5.914%, 6/1/37(h)	1,029,735
		4,874	5.977%, 7/1/37(h)	5,013,059
		27,399	6.00%, 5/1/16 - 12/1/36	28,155,126
		160	6.062%, 9/1/40(h)	160,399
		3,515	6.50%, 12/1/17 - 11/1/33	3,677,514
		3,000	6.50%, TBA 30 YR	3,108,750
		28	6.949%, 9/1/31(h)	28,838
		234	7.00%, 3/1/32 - 6/1/32	250,114
			Government National Mortgage Association
		24	5.125%, 11/20/29(h)	24,177
		5,733	5.50%, 8/15/33 - 4/1/37	5,844,546
		2,000	5.50%, TBA 30 YR	2,035,624
		501	6.00%, 1/15/33 - 12/15/33	518,243
		145	6.375%, 5/20/30(h)	148,175
		1,948	6.50%, 9/15/32 - 11/15/33	2,035,040
		2	8.00%, 8/20/31	1,721
		2	8.50%, 6/15/30	2,067

			Total mortgage backed securities	178,596,292

MUNICIPAL BONDS 0.6%
California 0.3%
		Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
		Ser 2003-A-1
Aaa	1,100	6.25%, 6/1/33	1,230,691
Aaa	300	6.75%, 6/1/39 (Prefunded date 6/1/13)(j)	355,293

			1,585,984

Georgia 0.1%
		Georgia St Rd. & Twy. Auth. Rev.,
Aaa	400	5.00%, 3/1/21	420,612

Pennsylvania 0.2%
		Adams Cnty. Penn., F.G.I.C., G.O.,
Aaa	1,000	4.75%, 11/15/28	1,003,720

		Total municipal bonds	3,010,316

STRUCTURED NOTES 1.5%
		CDX North America High Yield, Gtd. Notes, Ser. 9-T1
B3	2,700(b)(f)	8.75%, 12/29/12	2,656,125
		Dow Jones CDX High Yield, Pass-Thru Certs.,
		Ser. 5-T3,
B3	1,750(f)	8.25%, 12/29/10	1,820,000
		Ser. 6-T1,
B3	2,624(f)	8.625%, 6/29/11	2,708,764

		Total structured notes	7,184,889

U.S. GOVERNMENT TREASURY SECURITIES 1.2%
		United States Treasury Bonds,
	360	4.25%, 11/15/17	378,056
	72(b)	4.75%, 2/15/37	76,702
		United States Treasury Notes,
	1,860	2.875%, 1/31/13	1,864,650
	3,450(b)	3.625%, 12/31/12	3,578,568

		Total U.S. government treasury securities	5,897,976

		Total long-term investments (cost $472,960,185)	464,561,039

	Shares
SHORT-TERM INVESTMENTS 14.3%
AFFILIATED MUTUAL FUNDS
	2,700,371	Dryden Core Investment Fund - Short Term Bond Bond Series (cost $26,982,786)(d)	25,167,460
	42,618,201	Dryden Core Investment Fund - Taxable Money Market Series
		(cost $42,618,201; includes $17,920,929 of cash collateral received for securities on loan(c)(d)	42,618,201

		Total affiliated mutual funds (cost $69,600,987)	67,785,661

		Total Investments, Before Securities Sold Short 112.0% (cost $542,561,172)(k)	532,346,700

Principal Amount (000)#
SECURITIES SOLD SHORT (2.2)%
MORTGAGE BACKED SECURITIES
		Federal National Mortgage Association,
	$3,000	4.50%, TBA 30 YR	(2,913,750)
	5,000	5.00%, TBA 15 YR	(5,067,190)
	2,500	5.50%, TBA 30 YR	(2,532,812)

		Total securities sold short (proceeds $ 10,568,828)	(10,513,752)

		Total Investments, Net of Securities Sold Short 109.8% (cost $531,992,344)	521,832,948
		Liabilities in excess of other assets(l) (9.8%)	(46,416,523)

		Net Assets 100.0%	$475,416,425

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

F.G.I.C.—Financial Guaranty Insurance Company

GBP—British Pound

G.O.—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

MTN— Medium Term Note

MXN—Mexican Peso

NR—Not rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PIK—Payment-in-kind

PLN—Polish Zloty

SEK—Swedish Krona

TBA—To Be Announced Security

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $15,451,657; cash collateral of $17,920,929 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	Indicates a restricted security; the aggregate cost of such securities is $1,750,000. The aggregate value of $1,653,628 is approximately 0.3% of net assets.
(j)	Prerefunded security is secured by escrowed cash and/or U.S. government guaranteed obligations
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$541,430,922	$6,335,477	$(15,419,699)	$(9,084,222)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
2	New Zealand 3 Mo.	Mar-08	$1,439,512	$1,440,256	$744
27	Euro Schaltz	Mar-08	4,178,425	4,195,130	16,705
53	U.S. Treasury 2 Yr. Note	Mar-08	11,278,378	11,300,593	22,215
135	U.S. Long Bond	Mar-08	15,638,496	16,107,188	468,692
270	U.S. Treasury 10 Yr. Note	Mar-08	30,717,611	31,514,063	796,452

					1,304,808

	Short Positions:
1	Australian 10 Yr Bond	Mar-08	84,023	84,171	(148)
3	U.K. Long Gilt	Mar-08	657,641	659,621	(1,980)
3	U.S. Treasury 5 Yr. Note	Mar-08	341,525	339,000	2,525
23	Euro 10 Yr. Bund	Mar-08	3,957,141	3,990,113	(32,972)

					(32,575)

					$1,272,233

Forward Foreign currency exchange contracts outstanding at January 31, 2008:

Foreign Currency Contract		Contracts to Deliver	Payable at Settlement Date	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 2/20/07	AUD	146,852	$129,340	$131,340	$2,000
Brazilian Real expiring 10/23/08	BRL	1,778,063	725,000	1,010,837	285,837
Hungarian Forint expiring 2/25/08	HUF	83,325,120	475,600	478,603	3,003
New Zealand Dollar expiring 2/20/08	NZD	914,435	705,209	719,216	14,007
Swedish Krona expiring 2/25/08	SEK	3,067,770	475,700	481,793	6,093

					310,940

Sold:
Euro expiring 2/26/08	EUR	1,728,636	2,516,808	2,568,279	(51,471)
Hungarian Forint expiring 2/25/08	HUF	179,502,746	1,003,033	1,031,029	(27,996)
expiring 2/25/08	HUF	85,727,173	472,300	492,400	(20,100)
Mexican Nuevo Peso expiring 2/15/08	MXN	28,319,548	2,587,678	2,611,588	(23,910)
Polish Zloty expiring 2/25/08	PLN	9,958,837	3,967,190	4,105,695	(138,505)
Pound Sterling expiring 2/26/08	GBP	517,506	1,007,559	1,027,544	(19,985)
New Zealand Dollar expiring 2/20/08	NZD	636,969	472,300	500,986	(28,686)
Swedish Krona expiring 2/25/08	SEK	2,967,538	453,409	466,051	(12,642)

					(323,295)

					$(12,355)

Interest rate swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Morgan Stanley Capital Services(a)	1/17/2018	$1,835	4.32899%	3 month LIBOR	$(10,297)

					$(10,297)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$333	0.82%	Tyco International Group SA,	$(399)
				6.00%, due 11/15/13
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco Electronics Ltd.(c)	(122)
				6.00%, due 10/1/12
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Covidien Ltd.(c)	(870)
				6.00%, due 10/15/17
Morgan Stanley Capital Services, Inc.(b)	12/9/2009	800	0.60%	RPM International, Inc.,	(1,549)
				6.25%, due 12/15/13
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	100	0.75%	RPM International, Inc.,	(506)
				6.25%, due 12/15/13
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	1,000	4.55%	General Motors Corp.,	(38,654)
				7.125%, due 05/25/13
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	2,500	1.70%	CIT Group, Inc.,	322,190
				7.75%, due 04/02/12
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	500	3.70%	American Axle & Manufacturing, Inc.,	9,064
				5.25%, due 02/11/14
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	500	3.75%	American Axle & Manufacturing, Inc.,	9,399
				5.25%, due 02/11/14
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc.,	149,765
				7.375%, due 8/1/15
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust,	463,724
				Ser. 2005 -3, Class M9,
				7.02%, 9/25/35
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	2,000	2.78%	Accredited Mortgage Loan Trust,	1,308,652
				Ser. 2006-1, Class M8,
				6.47%, 04/25/36
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	2,000	3.23%	Countrywide Asset-Backed Certificates,	1,083,961
				Ser. 2005-16, Class MV8,
				7.57%, 5/25/36
Citibank, NA(b)	3/25/2035	1,000	3.00%	Centex Home Equity,	(83,171)
				Ser. 2005-B, Class B
				4.485%, 3/25/35
Citibank, NA(b)	3/25/2035	1,000	3.00%	Morgan Stanley Captial, Inc.,	(52,452)
				Ser. 2005-HE2, Class B3
				5.035%, 1/25/35
Citibank, NA(b)	3/25/2035	1,000	3.00%	Morgan Stanley Captial, Inc.,	(35,126)
				Ser. 2005-HE2, Class B2
				4.435%, 1/25/35

Merrill Lynch Capital Services, Inc.(b)	9/20/2016	2,425	1.73%	Tyson Foods, Inc.,	59,462
				6.60%, 4/1/16
Citibank, NA(b)	12/20/2008	1,500	2.50%	Alltel Corp.,	(7,623)
				7.00%, 7/1/2012
Barclays Bank PLC(b)	12/20/2008	1,500	2.38%	Harrahs Operating Co., Inc.,	(32,523)
				5.625%, 6/1/15

					$3,153,222

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(c)	As a result of a spin off from Tyco International Ltd., prior to October 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.